Annual Total Returns [BarChart] - Carillon ClariVest Capital Appreciation Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(3.83%)
Annual Return 2012	20.19%
Annual Return 2013	30.95%
Annual Return 2014	14.58%
Annual Return 2015	7.93%
Annual Return 2016	4.59%
Annual Return 2017	31.84%
Annual Return 2018	(6.93%)
Annual Return 2019	31.87%
Annual Return 2020	29.31%